Operating Lease Assets (Tables)	12 Months Ended
Dec. 31, 2020
Operating Lease Assets [Abstract]
Schedule of the company performed evaluations of its contracts and determined that each of its identified leases
	As of December 31,
Balance sheet location (in $1,000’s)	2020	2019
Assets:
Operating lease assets	$331	$400

Liabilities:
Current operating lease liabilities	$109	$86
Non-current operating lease liabilities	267	341
	$376	$427

Schedule of operating lease liabilities
	December 31,
	2020	2019
Short-term lease liabilities	$109	$86
Long-term lease liabilities	267	341
Net present value of future minimum lease payments	$376	$427
Weighted average of remaining operating lease term (years)	3	4
Weighted average of operating lease discount rate	10%	10%

Schedule of the maturities of the company’s operating lease liabilities
2021	$141
2022	146
2023	151
438
Imputed interest	(62)
Total	$376